Shareholder Report, Holdings (Details)	Feb. 28, 2025
Fidelity Maryland Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Maryland Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Maryland Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Maryland Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Maryland Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Maryland Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Maryland Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Maryland Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Maryland Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Fidelity Maryland Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Maryland Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Maryland Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Maryland Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Maryland Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Arizona Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Arizona Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Arizona Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Arizona Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Arizona Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Arizona Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Arizona Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Arizona Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Arizona Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Arizona Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Arizona Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Arizona Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Arizona Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Arizona Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%